SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF SEGMENT INFORMATION

Three months ended June 30, 2026	Bolivar	Porco	Caballo Blanco Group	Zimapan	San Lucas Group	Illapa Joint Operation eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Mexico	Bolivia	Bolivia
	$	$	$	$	$	$	$
Revenues from mining operations	20,082	12,200	24,303	35,973	-	(17,754)	74,804
Mine operating costs							-
Production costs	(7,919)	(6,063)	(4,942)	(18,013)	-	6,680	(30,257)
Depletion and amortization	(4,573)	(1,455)	(2,083)	(2,862)	-	3,761	(7,212)
	(12,492)	(7,518)	(7,025)	(20,875)	-	10,441	(37,469)
Gross profit - mining operations	7,590	4,682	17,278	15,098	-	(7,313)	37,335

Revenues from ore processing	-	-	-	-	38,654	-	38,654
Ore processing operating costs							-
Purchased ore & conc. costs	-	-	-	-	(19,194)	-	(19,194)
Ore processing costs	-	-	-	-	(5,072)	-	(5,072)
Depletion and amortization	-	-	-	-	(584)	-	(584)
	-	-	-	-	(24,850)	-	(24,850)
Gross profit - ore processing	-	-	-	-	13,804	-	13,804

Total revenues	20,082	12,200	24,303	35,973	38,654	(17,754)	113,458
Total cost of sales	(7,919)	(6,063)	(4,942)	(18,013)	(24,266)	6,680	(54,523)
Total depletion and amortization	(4,573)	(1,455)	(2,083)	(2,862)	(584)	3,761	(7,796)
Gross profit – total	7,590	4,682	17,278	15,098	13,804	(7,313)	51,139

Three months ended June 30, 2025	Bolivar	Porco	Caballo Blanco Group	Zimapan	San Lucas Group	Illapa Joint Operation eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Mexico	Bolivia	Bolivia
	$	$	$	$	$	$	$
Revenues from mining operations	18,229	7,871	18,901	20,577	-	(14,355)	51,223
Mine operating costs
Production costs	(7,783)	(4,745)	(5,855)	(17,358)	-	6,512	(29,229)
Depletion and amortization	(3,437)	(742)	(1,908)	(1,741)	-	2,917	(4,911)
	(11,220)	(5,487)	(7,763)	(19,099)	-	9,429	(34,140)
Gross profit - mining operations	7,009	2,384	11,138	1,478	-	(4,926)	17,083

Revenues from ore processing	-	-	-	-	22,072	-	22,072
Ore processing operating costs							-
Purchased ore & conc. costs	-	-	-	-	(9,361)	-	(9,361)
Ore processing costs	-	-	-	-	(3,978)	-	(3,978)
Depletion and amortization	-	-	-	-	(528)	-	(528)
	-	-	-	-	(13,867)	-	(13,867)
Gross profit - ore processing	-	-	-	-	8,205	-	8,205

Total revenues	18,229	7,871	18,901	20,577	22,072	(14,355)	73,295
Total cost of sales	(7,783)	(4,745)	(5,855)	(17,358)	(13,339)	6,512	(42,568)
Total depletion and amortization	(3,437)	(742)	(1,908)	(1,741)	(528)	2,917	(5,439)
Gross profit - total	7,009	2,384	11,138	1,478	8,205	(4,926)	25,288

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)

22.	SEGMENT INFORMATION (continued)

Six months ended June 30, 2026	Bolivar	Porco	Caballo Blanco Group	Zimapan	San Lucas Group	Illapa Joint Operation eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Mexico	Bolivia	Bolivia
	$	$	$	$	$	$	$
Revenues from mining operations	41,111	22,203	48,790	74,739	-	(34,822)	152,021
Mine operating costs
Production costs	(20,628)	(12,153)	(14,300)	(34,832)	-	16,284	(65,629)
Depletion and amortization	(8,982)	(2,962)	(4,118)	(5,299)	-	7,459	(13,902)
	(29,610)	(15,115)	(18,418)	(40,131)	-	23,743	(79,531)
Gross profit - mining operations	11,501	7,088	30,372	34,608	-	(11,079)	72,490

Revenues from ore processing	-	-	-	-	88,966	-	88,966
Ore processing operating costs
Purchased ore & conc. costs	-	-	-	-	(52,310)	-	(52,310)
Ore processing costs	-	-	-	-	(13,947)	-	(13,947)
Depletion and amortization	-	-	-	-	(1,191)	-	(1,191)
	-	-	-	-	(67,448)	-	(67,448)
Gross profit - ore processing	-	-	-	-	21,518	-	21,518

Total revenues	41,111	22,203	48,790	74,739	88,966	(34,822)	240,987
Total cost of sales	(20,628)	(12,153)	(14,300)	(34,832)	(66,257)	16,284	(131,886)
Total depletion and amortization	(8,982)	(2,962)	(4,118)	(5,299)	(1,191)	7,459	(15,093)
Gross profit – total	11,501	7,088	30,372	34,608	21,518	(11,079)	94,008

Six months ended June 30, 2025	Bolivar	Porco	Caballo Blanco Group	Zimapan	San Lucas Group	Illapa Joint Operation eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Mexico	Bolivia	Bolivia
	$	$	$	$	$	$	$
Revenues from mining operations	39,548	18,057	34,008	43,783	-	(31,682)	103,714
Mine operating costs
Production costs	(16,030)	(10,146)	(11,515)	(34,165)	-	13,407	(58,449)
Depletion and amortization	(5,760)	(2,083)	(3,865)	(2,858)	-	5,550	(9,016)
	(21,790)	(12,229)	(15,380)	(37,023)	-	18,957	(67,465)
Gross profit - mining operations	17,758	5,828	18,628	6,760	-	(12,725)	36,249

Revenues from ore processing	-	-	-	-	39,895	-	39,895
Ore processing operating costs
Purchased ore & conc. costs	-	-	-	-	(14,947)	-	(14,947)
Ore processing costs	-	-	-	-	(7,050)	-	(7,050)
Depletion and amortization	-	-	-	-	(1,000)	-	(1,000)
	-	-	-	-	(22,997)	-	(22,997)
Gross profit - ore processing	-	-	-	-	16,898	-	16,898

Total revenues	39,548	18,057	34,008	43,783	39,895	(31,682)	143,609
Total cost of sales	(16,030)	(10,146)	(11,515)	(34,165)	(21,997)	13,407	(80,446)
Total depletion and amortization	(5,760)	(2,083)	(3,865)	(2,858)	(1,000)	5,550	(10,016)
Gross profit - total	17,758	5,828	18,628	6,760	16,898	(12,725)	53,147

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)

22.	SEGMENT INFORMATION (continued)

b)	Capital expenditures, total assets and total liabilities by operating segment

As at June 30, 2026	Bolivar	Porco	Caballo Blanco Group	Zimapan	San Lucas Group	Corporate and other	Illapa Joint Operation eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Mexico	Bolivia		Bolivia
	$	$	$	$	$	$	$	$
Capital expenditures	7,133	969	4,209	6,638	1,879	-	(4,457)	16,371
Total assets	144,475	87,786	124,262	95,076	100,476	24,329	(86,223)	490,181
Total liabilities	(56,485)	(37,288)	(104,460)	(47,218)	(27,615)	(35,118)	31,091	(277,093)

As at December 31, 2025	Bolivar	Porco	Caballo Blanco Group	Zimapan	San Lucas Group	Corporate and other	Illapa Joint Operation eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Mexico	Bolivia		Bolivia
	$	$	$	$	$	$	$	$
Capital expenditures	11,184	1,887	5,097	15,602	3,895	-	(7,046)	30,619
Total assets	138,287	88,393	136,936	66,534	74,026	26,687	(85,092)	445,771
Total liabilities	(56,573)	(39,876)	(133,428)	(42,714)	(4,405)	(20,502)	30,785	(266,713)

c)	Revenues by operating segment, product and major customers

Three months ended June 30, 2026	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Total
Country	Bolivia	Bolivia	Bolivia	Bolivia	Mexico
	$	$	$	$	$	$
Silver	12,680	4,116	11,494	17,018	24,144	69,452
Zinc	6,872	8,153	11,660	22,394	12,755	61,834
Lead	346	266	829	826	2,053	4,320
Copper	-	-	-	-	4,538	4,538
Illapa joint operation 55% interest	(11,045)	(6,709)	-	-	-	(17,754)
Provisional pricing adjustments	903	401	1,249	485	(2,438)	600
Smelting and refining costs	(719)	(736)	(929)	(2,069)	(5,079)	(9,532)
Sales to external customers	9,037	5,491	24,303	38,654	35,973	113,458

Three months ended June 30, 2025	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Total
Country	Bolivia	Bolivia	Bolivia	Bolivia	Mexico
	$	$	$	$	$	$
Silver	11,530	2,724	10,816	8,277	10,196	43,543
Zinc	7,435	5,609	7,703	15,778	8,404	44,929
Lead	369	302	1,130	956	2,146	4,903
Copper	-	-	-	-	1,868	1,868
Illapa joint operation 55% interest	(10,026)	(4,329)	-	-	-	(14,355)
Provisional pricing adjustments	76	18	373	(977)	1,649	1,139
Smelting and refining costs	(1,181)	(782)	(1,121)	(1,962)	(3,686)	(8,732)
Sales to external customers	8,203	3,542	18,901	22,072	20,577	73,295

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)

22.	SEGMENT INFORMATION (continued)

Six months ended June 30, 2026	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Total
Country	Bolivia	Bolivia	Bolivia	Bolivia	Mexico
	$	$	$	$	$	$
Silver	23,918	7,463	26,447	49,590	50,271	157,689
Zinc	16,818	15,431	21,471	41,786	23,790	119,296
Lead	571	359	1,959	3,381	4,261	10,531
Copper	-	-	-	-	8,706	8,706
Illapa joint operation 55% interest	(22,611)	(12,211)	-	-	-	(34,822)
Provisional pricing adjustments	1,532	390	869	(865)	(1,885)	41
Smelting and refining costs	(1,728)	(1,440)	(1,956)	(4,926)	(10,404)	(20,454)
Sales to external customers	18,500	9,992	48,790	88,966	74,739	240,987

Six months ended June 30, 2025	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Total
Country	Bolivia	Bolivia	Bolivia	Bolivia	Mexico
	$	$	$	$	$	$
Silver	23,606	7,420	17,401	14,889	21,729	85,045
Zinc	17,951	11,500	17,016	26,793	18,696	91,956
Lead	859	820	1,823	1,821	4,503	9,826
Copper	-	-	-	-	4,099	4,099
Illapa joint operation 55% interest	(21,751)	(9,931)	-	-	-	(31,682)
Provisional pricing adjustments	245	105	383	(1,077)	3,240	2,896
Smelting and refining costs	(3,113)	(1,788)	(2,615)	(2,531)	(8,484)	(18,531)
Sales to external customers	17,797	8,126	34,008	39,895	43,783	143,609